Long-term bank loans - Pre - Existing Loan Facilities Part I	12 Months Ended
Dec. 31, 2024
Long-term Bank Loans - Pre - Existing Loan Facilities Part I
Long-term bank loans - Pre - Existing Loan Facilities Part I

8.       Long-term bank loans – (continued):

Pre - existing Loan Facilities

(i) SEB $30,000 Facility:

On May 25, 2023, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (“SEB”) for a loan amount of up to $30,000 (the “SEB $30,000 Facility”). The facility amount was drawn on May 30, 2023 and was used to replenish the funds used in May 2023 to prepay the then outstanding loan facility of the vessel Star Aquarius, and the then outstanding lease amount of the vessel Star Pisces. The SEB $30,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $413 and a balloon payment of $6,750 due in May 2028, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Aquarius and Star Pisces.

(ii) Nordea $50,000 Facility:

On July 10, 2023, the Company entered into a loan agreement with Nordea Bank Abp for a loan amount of up to $50,000 (the “Nordea $50,000 Facility”). The facility amount was drawn on July 12, 2023 and was used to replenish the funds used in May 2023 to prepay the then aggregate outstanding loan amount of the vessels Star Eleni and Star Leo. The Nordea $50,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $545 and $528, respectively and a balloon payment of $14,100 and $14,440, respectively, both due in July 2028, along with the last installments. The loan is secured by first priority mortgages on the vessels Star Eleni and Star Leo.

(iii) ESUN $140,000 Facility:

On September 26, 2023, the Company entered into a syndicated loan facility with E.SUN as agent for an amount of $140,000 (the “ESUN $140,000 Facility”). The facility amount of $140,000 was drawn on October 4, 2023 and was used to replenish the funds used to prepay the then aggregate outstanding lease amounts of the vessels Mackenzie, Kennadi, Honey Badger, Wolverine, Star Antares, Gargantua, Goliath and Maharaj. The ESUN $140,000 Facility is repayable in 28 equal consecutive quarterly installments of $3,825 and a balloon payment of $32,900, due in October 2030, along with the last installment. The loan is secured by first priority mortgages on the aforementioned vessels.

8.       Long-term bank loans – (continued):

Pre - existing Loan Facilities – (continued)

(iv) ING Facility:

Under the facility agreement with ING dated September 28, 2018 (the “ING Facility”), as amended and restated throughout the years, the following financing amounts have been drawn: i) in October 2018, two tranches of $22,500 each, which are repayable in 28 equal consecutive quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment, which were used to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan, ii) in July 2019, two tranches of $1,400 each, which matured in 2023, were repayable in 16 equal consecutive quarterly installments of $88 each and were used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan, iii) in March 2019 and April 2019 two tranches of $32,100 and $17,400, respectively, which were repayable in 28 equal consecutive quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $8,700, respectively, both due in seven years after the drawdown date, and were used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia, iv) in May 2019 and November 2019, two tranches of $1,400 each, which matured in 2023, were repayable in 16 equal consecutive quarterly installments of $88 each and were used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia, v) in July 2020, six tranches of a total amount of $70,000, which are repayable in 24 equal consecutive quarterly principal payments and were used to refinance all outstanding amounts under the then existing lease agreements of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona, vi) in August 2021, two tranches of $20,000 each, which are repayable in 20 equal consecutive quarterly principal payments of $294 plus a balloon payment of $14,118 due five years after their drawdown and were used to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina, vii) in June 2022, nine tranches ranging from $9,895 to $12,368, which are repayable in 20 equal quarterly principal payments ranging from $261 to $412 plus a balloon payment ranging from $1,649 to $6,746 due five years after their drawdown, and which were used in order to refinance the amounts under the then existing lease agreements of the vessels Star Subaru, Star Bovarius, Star Carioca, Star Capoeira, Star Macarena, Star Lambada and Star Athena acquired from Eneti Inc. and the Star Vega and to refinance the then outstanding loan amount of the vessel Madredeus, viii) in September 2023 an additional tranche of $15,000 which is repayable in 20 quarterly installments of $405 and a balloon payment of $6,892, payable together with the last installment due in September 2028 and was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Lutas and ix) in November 2023, an amount of $62,000 was drawn which was used to finance part of the Second Oaktree Share Repurchase (Note 9).

In March 2023, the Company prepaid an amount of $18,235, corresponding to the outstanding loan amount of the vessel Star Pavlina following the vessel’s constructive total loss (Note 5). In November 2023, the Company prepaid an amount of $9,139 corresponding to the outstanding loan amount of the vessel Star Athena following the vessel’s sale. In December 2023, an amount of $3,500 was prepaid and the remaining outstanding loan amount of $58,500 was repayable in one balloon payment due in November 2024. In February 2024, the Company prepaid an amount of $9,111 corresponding to the outstanding loan amount of the vessel Star Bovarius following the vessel’s sale. In 2024, the Company fully prepaid the remaining outstanding amount of $58,500 through the prepayment of $3,000 and of $53,500 in February 2024 and in March 2024, respectively.

As of December 31, 2024, following the aforementioned prepayments, the ING Facility is secured by the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame, Star Mona, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Lambada, Star Macarena and Star Lutas.